Interest and Debt Expense	12 Months Ended
Dec. 31, 2014
Interest Expense Debt [Abstract]
Interest And Debt Expense [Text Block]

18. Interest and Debt Expense

The following table sets forth the details of our interest and debt expense.

(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012
Interest expense	$430,278	$444,412	$427,147
Amortization of deferred financing costs	45,263	23,673	20,889
Capitalized interest and debt expense	(62,786)	(42,303)	(16,801)
	$412,755	$425,782	$431,235